PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Advances to suppliers	2,772,494	15,507,866
Deductible input VAT and VAT rebates receivable	3,469,724	7,855,998
Staff advances	1,029,409	447,791
Others*	77,956	3,108,299
Prepayments and Other Current Assets	7,349,583	26,919,954
*	Others mainly include prepaid custom duties and interest income receivables.